Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income	$ 3,719,265	¥ 23,055,720	¥ 27,276,435	¥ 23,207,990
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for (reversal of) doubtful accounts	136,468	845,965	(3,738,232)	9,140,062
Impairment of intangible assets	50,033	310,153	12,009,457	0
Depreciation and amortization	1,223,389	7,583,790	10,754,370	10,617,534
Loss (gain) from disposal of property and equipment	118	734	429,642	(64,608)
Share-based compensation	1,147,171	7,111,316	10,534,910	12,874,056
Deferred income tax expense (benefit)	(137,069)	(849,689)	(717,083)	(3,221,555)
Share of losses of equity method investments	354,372	2,196,750
Foreign currency exchange loss	160,856	997,149
Changes in operating assets and liabilities, net of effect of an acquisition:
Restricted cash	435,554	2,700,000	(2,700,000)
Accounts receivable	3,122,611	19,357,064	(12,790,125)	21,589,791
Income tax payable	(1,816,229)	(11,258,806)	(1,743,871)	12,564,291
Prepaid expenses and other current assets	(144,194)	(893,856)	(132,091)	786,842
Other assets	(1,221,836)	(7,574,162)	(1,539,462)	1,358,490
Accrued expenses and other payables	(1,719,254)	(10,657,651)	(858,078)	(662,767)
Deferred revenues	2,085,459	12,927,758	557,888	(20,412,383)
Net cash provided by operating activities	7,396,714	45,852,235	37,343,760	67,777,743
Cash flows from investing activities :
Cash paid for property and equipment	(2,393,300)	(14,836,069)	(4,150,169)	(7,966,826)
Cash receipt from property and equipment disposal	4,919	30,490	17,690
Payment for XingWei acquisition, net of cash acquired			(9,826,706)
Cash paid for equity method investments	(6,122,578)	(37,953,864)
Net cash used in investing activities	(8,510,959)	(52,759,443)	(13,959,185)	(7,966,826)
Cash flows from financing activities :
Cash paid for employee individual income tax for net-settlement of vested shares	(137,668)	(853,404)	(567,881)	(913,453)
Cash paid for repurchase of common shares	(1,348,949)	(8,362,136)	(132,528)	(329,357)
Proceeds from exercise of share options	629,771	3,903,952
Special cash dividend	(9,412,667)	(58,349,122)		(25,331,341)
Net cash used in financing activities	(10,269,513)	(63,660,710)	(700,409)	(26,574,151)
Effect of foreign exchange rate changes on cash	(174,836)	(1,083,809)	(766,783)	(374,747)
Net increase (decrease) in cash	(11,558,594)	(71,651,727)	21,917,383	32,862,019
Cash and cash equivalents at beginning of year	50,322,164	311,947,098	290,029,715	257,167,696
Cash and cash equivalents at end of year	38,763,570	240,295,371	311,947,098	290,029,715
Supplemental disclosures of cash flow information :
Cash paid for income tax	3,727,174	23,104,750	22,590,270	3,920,712
Cash refunded for income tax	(229,248)	(1,421,109)	¥ (233,853)	(6,258,466)
Non-cash investing and financing activities:
Acquisition of property and equipment included in accrued expenses and other payables	$ 23,573	¥ 146,126		¥ 1,841,182